RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Due from related parties consisted of the following as of the periods indicated:

	March 31, 2023	December 31, 2022
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$11,584	$9,708
Sichuan Aixin Investment Co., Ltd	9,478	145
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	24,925	26,125
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	30,451	34,622
Chengdu Cigu foshou Pharmacy	258	-
Mianyang Aixin Cunshan Pharmacy	383	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	24,900	12,502
Total	$101,979	$83,102

Due to related parties

Due to related parties consisted of the following as of the periods indicated:

	March 31, 2023	December 31, 2022
Quanzhong Lin	$316,840	$140,644
Yirong Shen	90,279	89,892
Yunnan Shengshengyuan	138,331	-
Yun Chen	7,281	-
Chengdu Lisheng Huiren Tang Pharmacy Co. Ltd.	695	-
Chengdu Aixin International travel service Co, Ltd	5,222	6,346
Total	$558,648	$236,882

Advance to related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Chengdu WenJiang Aixin Nanjiang Pharmacy Co., Ltd.	$9,708	$4,583
Sichuan Aixin Investment Co., Ltd.	145	4,237
Chengdu Fuxiang Tang Pharmacy Co., Ltd.	26,125	-
Chengdu Wenjiang district Heneng hupu Pharmacy Co., Ltd	34,622	-
Chengdu Lisheng Huiren Tang Pharmacy Co., Ltd.	12,502	10,235
Total	$83,102	$19,055

Advance from related parties

Advance from related parties consisted of the following as of the periods indicated:

	December 31, 2022	December 31, 2021
Quanzhong Lin	$140,644	$1,822,705
Yirong Shen	89,892	97,292
Branch manager	-	1,667
Chengdu Aixin E-Commerce Company Ltd.	-	15,378
Chengdu Aixin International travel service Co, Ltd	6,346	2,388
Aixin Life Beauty	-	7,724
Total	$236,882	$1,947,154